UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact name of registrant as specified in charter)

5575 Vincent Gate Terrace,  #1248

Alexandria, VA  22312

 (Address of principal executive offices) (Zip code)

Steven M. Wegener

5575 Vincent Gate Terrace,  #1248

Alexandria, VA  22312

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

WEGENER ADAPTIVE GROWTH FUND

A SERIES OF THE WEGENER INVESTMENT TRUST

December 31, 2009

(UNAUDITED)

WEGENER ADAPTIVE GROWTH FUND

Portfolio Illustration

December 31, 2009 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments excluding options, short term investments and cash equivalents.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 91.48%

Accident & Health Insurance - 1.05%
320	Reinsurance Group of America, Inc.	$ 15,248

Agriculture Production-Crops - 1.25%
1,000	Chiquita Brands International, Inc. *	18,040

Apparel & Other Finished Prods of Fabrics & Similar Material - 0.81%
4,034	Ever-Glory International Group, Inc. *	11,658

Biological Products - 1.07%
2,250	PDL Biopharma, Inc. *	15,435

Bituminous Coal & Lignite Mining - 1.55%
1,450	Patriot Coal Corp. *	22,417

Canned, Fruits, Veg & Preserves, Jams & Jellies - 1.19%
720	Seneca Foods Corp. *	17,186

Chemicals & Allied Products - 0.79%
650	Olin Corp.	11,388

Commercial Banks, NEC - 1.42%
1,250	Banco Santander, S.A. (Spain) ADR	20,550

Crude Petroleum & Natural Gas - 1.01%
933	Petrobras Energia Participaciones SA (Argentina) ADR	14,583

Drilling Oil & Gas Wells - 1.72%
1,100	Rowan Companies, Inc. *	24,904

Electric Services - 0.71%
1,300	Edenor (Argentina) *	10,270

Farm Machinery & Equipment - 0.24%
200	Alamo Group, Inc.	3,430

Fats & Oils - 1.92%
890	Archer Daniels Midland Co.	27,866

Fire, Marine & Casualty Insurance - 3.60%
2,800	Affirmative Insurance Holdings, Inc. *	11,424
2,400	Homeowners Choice, Inc. *	18,720
1,000	Unitrin, Inc.	22,050
		52,194
Food & Kindred Products - 1.10%
500	Unilever Plc. (United Kingdom) ADR	15,950

Functions Related To Depository Banking, NEC - 0.30%
900	QC Holdings, Inc.	4,329

Gen Building Contractors-Residential Buildings - 1.56%
700	Gafisa S.A. (Brazil) ADR *	22,652

General Industrial Machinery & Equipment - 0.90%
1,250	Twin Disk, Inc.	13,050

Hospital & Medical Service Plans - 2.18%
535	Centene Corp. *	11,326
150	Cigna Corp. *	5,290
340	Humana, Inc. *	14,922
		31,538
Jewelry, Precious Metal - 2.98%
2,400	FUQI International, Inc. (China) *	43,080

Meat Packing Plants - 1.62%
1,500	Zhongpin, Inc. (China) *	23,415

Medicinal Chemicals & Botanical Products - 1.68%
700	Nutraceutical International Corp. *	8,659
490	Usana Health Sciences, Inc. *	15,631
		24,290
Metal Mining - 0.74%
50	Rio Tinto Plc. (United Kingdom) ADR *	10,769

Mining, Quarrying of Nonmetallic Metals (No Fuels) - 0.85%
800	China-Biotics, Inc. (China) *	12,376

Motor Vehicles & Passanger Car Bodies - 1.24%
2,000	Tongxin International, Ltd. *	18,000

Motors & Generators - 0.48%
300	Nidec Corp. (Japan) ADR *	6,963

Oil & Gas Field Machinery & Equipment - 1.82%
450	Oil States International, Inc. *	17,680
2,800	WSP Holdings Ltd. (China) ADR *	8,708
		26,388
Oil, Gas Field Services, NBC - 0.89%
1,700	Cal Dive International, Inc. *	12,852

Ophthalmic Goods - 1.24%
2,250	Shamir Optical Industry Ltd. (Israel)	17,955

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.74%
600	Span America Medical Systems, Inc.	10,014
4,010	Winner Medical Group, Inc. (China) *	29,594
		39,608
Personal Credit Institutions - 2.34%
3,450	Advance America, Cash Advance Centers, Inc.	19,182
850	Nelnet, Inc. Class A	14,646
		33,828
Pharmaceutical Preparations - 8.33%
460	Astrazeneca Plc (United Kingdom) ADR	21,592
6,400	China Pharma Holdings, Inc. (China) *	24,640
1,200	Dr Reddys Laboratories Ltd. (India) ADR	29,052
400	Emergent Biosolutions, Inc. *	5,436
100	Endo Pharmaceuticals Holdings, Inc. *	2,052
500	Par Pharmaceutical Companies, Inc. *	13,530
100	Sanofi-Aventis (France) ADR *	3,927
4,850	Tianyin Pharmaceutical Co., Inc. (China)	20,370
		120,599
Plastics Foam Products - 1.26%
2,800	UFP Technologies, Inc. *	18,200

Real Estate Investment Trust - 3.26%
680	American Capital Agency Corp.	18,047
950	Annaly Capital Management, Inc.	16,482
2,900	CapLease, Inc.	12,702
		47,231
Retail-Auto Dealers & Gasoline - 0.31%
330	Pantry, Inc. *	4,485

Retail-Drug Stores and Proprietary Stores - 1.62%
2,800	BioScrip, Inc. *	23,408

Retail-Eating Places - 0.54%
205	Cracker Barrel Old Country Store, Inc.	7,788

Search, Detection, Navagation, Guidance, Aeronautical Systems - 0.33%
100	Harris Corp.	4,755

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.04%
120	GFI Group, Inc.	546

Security Brokers, Dealers & Floatations Companies - 0.88%
650	Investment Technology Group, Inc. *	12,805

Services-Computer Integrated Systems Design - 0.94%
445	Synnex Corp. *	13,644

Services-Computer Programming Services - 2.84%
1,870	Computer Task Group, Inc. *	14,979
6,916	Halifax Corp of Virginia *	3,251
2,525	Virtusa Corp. *	22,876
		41,106
Services-Engineering Services - 1.09%
350	VSE Corp.	15,778

Services-Equipment Rental & Leasing - 1.90%
1,300	AerCap Holdings N.V. (Netherlands) *	11,778
1,000	AeroCentury Corp. *	15,750
		27,528
Services-Help Supply Services - 0.11%
1,300	Comforce Corp. *	1,586

Services-Management Consulting Services - 0.45%
1,400	Mastech Holdings, Inc. *	6,580

Services-Miscellaneous Equipment Rental & Leasing - 1.15%
1,850	Babcock & Brown Air Ltd. (Ireland) ADR	16,632

Services-Skilled Nursing Care - 1.20%
2,250	Advocat, Inc.	17,325

State Commercial Banks - 0.62%
550	Horizon Bancorp	8,921

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.44%
1,100	Friedman Industries, Inc.	6,413

Surgical & Medical Instruments & Apparatus - 1.64%
950	CareFusion Corp. *	23,760

Telecomunication Services (Foreign) - 2.57%
335	Brasil Telecom SA (Brazil) ADR *	9,759
190	Brasil Telecom SA Class C (Brazil) ADR *	3,038
565	Nippon Telegraph & Telephone Corp. (Japan) ADR *	11,153
8,000	Vocaltec Communications Ltd. (Israel) *	13,200
		37,150
Telephone & Telegraph Apparatus - 0.12%
3,000	Orsus Xelent Technologies, Inc. (China) *	1,725

Water Supply - 1.38%
3,700	Cascal N.V. (United Kingdom)	20,017

Water Transportation - 0.23%
600	Horizon Lines, Inc. Class-A	3,342

Wholesale-Computer & Peripheral Equipment & Software - 0.40%
350	Eplus, Inc. *	5,779

Wholesale-Drugs, Proprietaries - 1.04%
240	McKesson Corp.	15,000

Wholesale-Electrical Apparatus - 3.59%
5,009	Richardson Electronics Ltd.	29,403
1,400	Tessco Technologies, Inc.	22,596
		51,999
Wholesale-Groceries, General Line - 3.30%
450	Core-Mark Holding Company, Inc. *	14,832
500	Amcon Distributing Co.	32,995
		47,827
Wholesale-Industrial Machinery - 0.91%
1,950	CE Franklin Ltd. (Canada) *	13,124

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.72%
250	MWI Veterinary Supply, Inc. *	9,425
360	Owens & Minor, Inc.	15,455
		24,880
Wholesale-Metals, Minerals (No Petroleum) - 2.03%
4,000	Puda Coal, Inc. (China) *	29,400

Wholesale-Metals Service Centers & Offices - 0.81%
270	Reliance Steel & Aluminum Co.	11,669

Wholesale-Petroleum & Petroleum Products - 1.48%
800	World Fuel Services Corp.	21,432

TOTAL FOR COMMON STOCKS (Cost $1,123,157) - 91.48%		1,324,646

LIMITED PARTNERSHIPS - 2.35%
750	Global Partners L.P.	17,220
750	Pioneer Southwest Energy Partners L.P.	16,837

TOTAL FOR LIMITED PARTNERSHIPS (Cost $24,033) - 2.35%		34,057

SHORT TERM INVESTMENTS - 6.16%
89,296	Fidelity Money Market Portfolio Class Select 0.23% ** (Cost $89,296)	89,296

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $89,296) - 6.17%		89,296

TOTAL INVESTMENTS (Cost $1,236,486) - 99.99%		1,447,999

ASSETS IN EXCESS OF OTHER LIABILITIES - 0.01%		66

NET ASSETS - 100.00%		$ 1,448,065

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Statement of Assets and Liabilities
December 31, 2009 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $1,236,486)	$ 1,447,999
Cash	5,000
Receivables:
Dividends and Interest	2,007
Due from Advisor	6,186
Receivable for Securities Sold	4,819
Prepaid Expenses	9,113
Total Assets	1,475,124
Liabilities:
Payable for Securities Purchased	26,194
Other Accrued Expenses	865
Total Liabilities	27,059
Net Assets	$ 1,448,065

Net Assets Consist of:
Paid In Capital	$ 1,416,854
Accumulated Undistributed Net Investment Loss	(310)
Accumulated Realized Loss on Investments	(179,994)
Unrealized Appreciation in Value of Investments	211,515
Net Assets, for 159,342 Shares Outstanding	$ 1,448,065

Net Asset Value Per Share	$ 9.09

Minimum Redemption Price Per Share	$ 8.95

The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Statement of Operations
For the six months ended December 31, 2009

Investment Income:
Dividends (net of foreign tax withheld of $578)	$ 15,727
Interest	127
Total Investment Income	15,854

Expenses:
Advisory Fees (Note 3)	7,331
Legal Fees	6,041
Audit Fees	14,355
Transfer Agent Fees	4,853
Custody Fees	4,134
Trustee Fees	1,008
Insurance Fees	325
Miscellaneous Fees	1,139
Total Expenses	39,186
Fees Waived and Reimbursed by the Advisor	(27,515)
Net Expenses	11,671

Net Investment Income	4,183

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	72,594
Realized Gain/(Loss) on Options	(134,252)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	155,320
Options	61,449
Realized and Unrealized Gain on Investments	155,111

Net Increase in Net Assets Resulting from Operations	$ 159,294

The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2009	6/30/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 4,183	$ 11,660
Net Realized Gain (Loss) on Investments and Options Written	(61,658)	89,155
Unrealized Appreciation (Depreciation) on Investments and Options Written	216,769	(65,642)
Net Increase in Net Assets Resulting from Operations	159,294	35,173

Distributions to Shareholders:
Net Investment Income	(14,032)	(1,621)
Realized Gains	-	(259,431)
Total Distributions Paid to Shareholders	(14,032)	(261,052)

Capital Share Transactions	268,078	268,052

Total Increase in Net Assets	413,340	42,173

Net Assets:
Beginning of Period	1,034,725	992,552

End of Period (Including Undistributed Net Investment Income (Loss) of $(310) and
$10,039, respectively)	$ 1,448,065	$ 1,034,725

The accompanying notes are an integral part of these financial statements.

Wegener Adaptive Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months			Period *
	Ended	Years Ended		Ended
	6/30/2009	6/30/2009	6/30/2008	6/30/2007

Net Asset Value, at Beginning of Period	$ 8.00	$ 11.36	$ 11.19	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	0.03	0.11	(0.02)	(0.02)
Net Gain on Securities (Realized and Unrealized)	1.15	(0.49)	0.81	1.21
Total from Investment Operations	1.18	(0.38)	0.79	1.19

Distributions:
Net Investment Income	(0.09)	(0.02)	-	-
Realized Gains	-	(2.96)	(0.62)	-
Total from Distributions	(0.09)	(2.98)	(0.62)	-

Net Asset Value, at End of Period	$ 9.09	$ 8.00	$ 11.36	$ 11.19

Total Return ***	14.74%	3.36%	7.40%	11.90%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,034	$ 1,034	$ 993	$ 885
Before Waivers
Ratio of Expenses to Average Net Assets ****	6.67%	4.86%	6.00%	6.48%
Ratio of Net Investment Income (Loss) to Average Net Assets ****	(3.97)%	(1.55)%	(4.22)%	(4.72)%
After Waivers
Ratio of Expenses to Average Net Assets ****	1.99%	1.99%	1.99%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets ****	0.71%	1.34%	(0.21)%	(0.24)%
Portfolio Turnover	62.31%	124.70%	95.86%	81.91%

* For the period September 13, 2006 (commencement of investment operations) through June 30, 2007.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for peroids of less than one year.
**** Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 (UNAUDITED)

Note 1. Organization

The Wegener Adaptive Growth Fund (the “Fund”), is a diversified series of the Wegener Investment Trust (the “Trust”), an open-end registered investment company that was organized as an Ohio business trust on January 23, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is currently the only series authorized by the Trustees. The Fund’s investment objective is long-term capital appreciation while attempting to protect capital during negative market conditions using hedging strategies. The Fund’s principal investment strategy is to invest in a portfolio of common stocks that the Fund’s investment manager, Wegener, LLC (the “Advisor”), believes has superior prospects for appreciation.  The Fund commenced operations September 13, 2006.

Note 2. Summary of Significant Accounting Policies

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board (“FASB”)  has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of December 31, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 (UNAUDITED)

within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of December 31, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities:
(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$1,324,646	-	-	$1,324,646
Limited Partnerships	34,057			34,057
Short-Term Investments	89,296	-	-	89,296
Total	$1,447,999	-	-	$1,447,999

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 (UNAUDITED)

Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fee – To discourage short-term trades by investors, the Funds will impose a redemption fee of 1.50% of the total redemption amount (calculated at market value) if shares are redeemed within six months of purchase.  There were no redemption fees collected for the Fund for the year ended December 31, 2009.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.  See Note 8.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Fund has a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. The Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.25%.

The Advisor has contractually agreed to waive fees and/or reimburse the expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect costs of investing in other funds; and extraordinary expenses) at 1.99% of its average daily net assets through October 31, 2010. Advisory fee waivers and expense reimbursements by the Advisor are subject to repayment by the Fund for a period of three years after such fees and expenses are incurred provided that the repayments do not cause the ordinary expenses to exceed 1.99% per annum. For the six

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 (UNAUDITED)

months ended December 31, 2009, the Advisor earned advisory fees of $7,331, of which all was waived.   The Advisor reimbursed the Fund $27,515 for the six months ended December 31, 2009.  As of December 31, 2009, the $6,186 remained to be reimbursed by the Advisor.

The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Funds.  Fees waived or expenses reimbursed during a given fiscal year may be paid to the Advisor during the following three fiscal year period to the extent that payment of such expenses does not cause the Fund to exceed the expense limitation.  As of June 30, 2009, the unreimbursed amounts paid or waived by the Advisor on behalf of the Fund are $89,823.  As of June 30, 2009, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2007	June 30, 2010	$ 27,740
June 30, 2008	June 30, 2011	$ 36,962
June 30, 2009	June 30, 2012	$ 25,121

Note 4. Related Party Transactions

Steven M. Wegener is the control person of the Advisor and also serves as a Trustee and Officer of the Trust.  Mr. Wegener receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.  Trustees who are not interested persons of the Fund were paid a total of $1,008 in Trustee fees by the Fund’s Advisor for the six months ended December 31, 2009.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at December 31, 2009 was $1,416,854 representing 159,342 shares outstanding.

Transactions in capital stock were as follows:

	Six Months Ended December 31, 2009	Year Ended June 30, 2009
	Shares	Amount	Shares	Amount
Shares sold	28,559	$254,196	909	$7,000
Shares reinvested	1,533	14,031	40,981	261,052
Shares redeemed	(16)	(149)	-	-
Net Increase	30,076	268,078	41,890	$268,052

Note 6. Options

Transactions in written call options during the six months ended December 31, 2009 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2009	18	$ 49,818
Options written	18	48,394
Options exercised	-	-
Options expired	-	-
Options terminated in closing purchase transaction	(36)	(98,212)
Options outstanding at December 31, 2009	-	$ -

Transactions in purchased options during the six months ended December 31, 2009 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at June 30, 2009	18	$ 57,706
Options purchased	18	54,302
Options exercised	-	-
Options expired	-	-
Options terminated in closing sale transaction	(36)	(112,008)
Options outstanding at December 31, 2009	-	$ -

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 (UNAUDITED)

Note 7. Investment Transactions

For the six months ended December 31, 2009, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $755,365 and $683,654, respectively.  Purchases and sales of options aggregated $252,676 and $585,434, respectively.   Purchases and sales of U.S. Government obligations aggregated $196,453 and $70,089, respectively.

Note 8. Tax Matters

As of December 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for the Fund were as follows:

Undistributed ordinary loss

          $         (310)

Post-October capital loss deferrals realized between 11/1/08 and 6/30/2009*                $     133,594

Gross unrealized appreciation on investment securities

          $     271,712

Gross unrealized depreciation on investment securities

                 (60,197)

Net unrealized appreciation on investment securities

          $     211,515

Cost of investment securities, including Short Term investments **

          $  1,236,486

*These deferrals are considered incurred in the subsequent year.

**The difference, if any, between book and tax cost represents disallowed wash sales for tax purposes.

On December 29, 2009 the Wegener Adaptive Growth Fund paid a net investment income gain of $0.0896 per share, for a total distribution of $14,032.

The tax character of the distributions paid for the year ended June 30, 2009 were as follows:

Distributions paid from:
Ordinary income	$90,230
Long term capital gain	170,822
$261,052

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of December 31, 2009, the family of Steven M. Wegener, who serves as a control person of the Advisor and as a Trustee and Officer of the Trust, in aggregate, owned approximately 89.90% of the Fund and may be deemed to control the Fund.

Note 10.  New Accounting Pronouncements

On June 15, 2009, the Fund adopted Financial Accounting Standards Board Standard No. 157-4 – Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly.  At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 (UNAUDITED)

In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  In preparing these financial statements, the Funds has evaluated events and transactions for potential recognition or disclosure through March 1, 2010, the date the financial statements were issued; the Fund has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Wegener Adaptive Growth Fund
Expense Illustration
December 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Wegener Adaptive Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2009 through December 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing  ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2009	December 31, 2009	July 1,2009 to December 31,2009

Actual	$1,000.00	$1,147.38	$10.77
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.17	$10.11

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

WEGENER ADAPTIVE GROWTH FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2009 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Age	Position, Length of Time Served with the Trust, and Term of Office	Principal Occupations During Past 5 Years and Current Directorships
Michael E. Kitces 922 Jaysmith Street Great Falls, VA 22066 32	Trustee since 2006, Indefinite	Director of Financial Planning, Pinnacle Advisory Group, Inc. since 11/2002
Mark D. Pankin 1018 North Cleveland Street Arlington, VA 22201 64	Trustee since 2006, Indefinite	Owner/Principal of MDP Associates LLC, an investment advisory firm, since 10/1994 (reorganized advisory business from sole proprietorship to LLC in 1/2002)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address, and Age	Position, Length of Time Served with the Trust, and Term of Office	Principal Occupations During Past 5 Years and Current Directorships
Steven M. Wegener[1] 5575 Vincent Gate Terrace, #1248 Alexandria, VA 22312 32	Trustee, Treasurer, President and Chief Compliance Officer since 2006, One Year	President, Wegener, LLC (2003-present)
Niloufar Marandiz[1] 5575 Vincent Gate Terrace, #1248 Alexandria, VA 22312 34	Secretary since 2006, One Year	Project Manager, Vivakos, a division of Innovatech as of 3/2008 (2007-present). Engineer, Mantaro Networks (2005-2006), Engineer, Isocore (2004-2005)

1 Steven Michael Wegener is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.  Steve Wegener and Niloufar Marandiz are spouses.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4077 to request a copy of the SAI or to make shareholder inquiries.

WEGENER ADAPTIVE GROWTH FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2009 (UNAUDITED)

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 595-4077.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling 1-800-595-4077.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request, by calling our toll free number 1-800-595-4077.

Board of Trustees

Michael E. Kitces

Mark D. Pankin

Steven M. Wegener

Investment Adviser

Wegener, LLC

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Wegener Adaptive Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     *Steven M. Wegener

     President and Treasurer

Date: March 9, 2010

*Print the name and title of each signing officer under his or her signature.